Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Long-Term Debt
The table below presents information on our long-term debt.

Long-term debt	Dec. 31, 2023			Dec. 31, 2022
(dollars in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.50 - 6.47%	2024 - 2034	$28,886	0.35 - 5.83%	$28,108
Floating rate	5.39 - 6.00%	2024 - 2038	1,226	4.50 - 4.92%	1,229
Subordinated debt (a)	3.00 - 3.30%	2028 - 2029	1,145	3.00 - 3.30%	1,121
Total			$31,257		$30,458
(a)Fixed rate.